Investment properties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Increase (Decrease) in Fair Value

	31 December	31 December
	2022	2021
Cost
Opening balance	399,412	325,682
Disposal	(226,333)	—
Transfer from property, plant and equipment	515,515	73,730
Closing balance	688,594	399,412

Accumulated depreciation
Opening balance	289,507	223,015
Transfer from property, plant and equipment	443,753	60,997
Depreciation and impairment charges during the year	20,894	5,495
Disposal	(174,246)	—
Closing balance	579,908	289,507

Net book value	108,686	109,905

Summary of Investment Properties and Information About Fair Value Hierarchy

31 December 2022	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	—	—	98,860	Discounted cash flow
Investment properties in Ankara	—	58,500	—	Market approach
Investment properties in Adana	—	13,000	—	Market approach
Investment properties in Istanbul	—	6,500	—	Market approach
Investment properties in Aydın	—	8,650	—	Market approach
Total	—	86,650	98,860

31 December 2021	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	—	—	86,611	Discounted cash flow
Investment properties in Ankara	—	53,084	—	Market approach
Investment properties in Adana	—	11,014	—	Market approach
Investment properties in Istanbul	—	6,185	—	Market approach
Investment properties in Aydın	—	5,914	—	Market approach
Total	—	76,197	86,611